Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Mairs & Power Growth Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Growth Fund
Class Name	Mairs & Power Growth Fund
Trading Symbol	MPGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/growth-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Similar to last year, the market was driven by a handful of large-cap Technology stocks. Thanks to our concerted effort to diversify into Technology stocks over the past several years, the Fund partially benefited from this upswell. Still, the Fund historically lags in robust bull markets and this year was no exception. In particular, the Fund’s exposure to Midwest-based and small-cap companies hurt relative performance, as they did not keep pace with the broader benchmark index. The Fund also has core, long-term holdings that are tied to the strength of the housing market, and as such, have been hit by the housing downturn. We remain focused on our long-term, regional, and multi-cap investment strategy that has led to historically favorable results for more than 94 years. Additional commentary is available on the Fund’s website.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Growth Fund	19.62	12.70	11.27
S&P 500 Total Return Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/growth-fund for more recent performance information.
Net Assets	$ 5,477,434,283
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 29,892,909
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$5,477,434,283
Number of Holdings	47
Net Advisory Fee	$29,892,909
Portfolio Turnover	10%
30-Day SEC Yield	0.78%

Holdings [Text Block]

Top Holdings	(%)
Microsoft Corp.	10.1%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	6.7%
JPMorgan Chase & Co.	5.5%
UnitedHealth Group, Inc.	5.0%
Apple, Inc.	4.5%
Fiserv, Inc.	3.7%
Graco, Inc.	3.2%
Alphabet, Inc. - Class C	3.0%
Alliant Energy Corp.	3.0%

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	0.3%
Cash & Other	0.0%

Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Balanced Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Balanced Fund
Class Name	Mairs & Power Balanced Fund
Trading Symbol	MAPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/balanced-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Mega-cap Technology stocks were once again key drivers of market performance in 2024, which impacted the relative performance of the Fund. While the Fund’s asset allocation contributed positively to relative performance due to the outperformance of equities versus bonds, the Fund’s diversified approach left the portfolio underexposed to this narrow market leadership group. As a result, the Fund’s equity performance lagged the benchmark. Conversely, the fixed income portion of the portfolio outperformed its benchmark, as an overweight to corporate bonds benefited from a tightening of credit spreads and portfolio duration short of the benchmark aided relative performance to a lesser extent as interest rates rose during 2024. The Fund will continue to balance potential return against potential risk across the portfolio, adding to positions when valuations become attractive. Additional commentary is available on the Fund’s website.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]		[1]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Balanced Fund	9.60	6.68	6.98
S&P 500 Total Return Index	25.02	14.53	13.10
Bloomberg U.S. Government/Credit Bond Index	1.18	-0.21	1.50
Mairs & Power Blended Index**	15.01	8.71	8.58
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
Net Assets	$ 754,064,762
Holdings Count | $ / shares	263
Advisory Fees Paid, Amount	$ 4,630,877
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$754,064,762
Number of Holdings	263
Net Advisory Fee	$4,630,877
Portfolio Turnover	11%
Weighted Average Maturity	7.48 years
Effective Duration	5.57 years
30-Day SEC Yield	2.25%
Average Credit Quality	BBB

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	3.9%
Alphabet, Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Fiserv, Inc.	3.3%
UnitedHealth Group, Inc.	2.8%
Visa, Inc.	2.4%
Motorola Solutions, Inc.	2.3%
Graco, Inc.	2.3%
Texas Instruments, Inc.	2.2%
United States Treasury Note/Bond	2.1%

Security Type	(%)
Common Stocks	64.2%
Corporate Bonds	31.3%
U.S. Treasury Securities	2.1%
Municipal Bonds	1.0%
Asset-Backed Securities	0.7%
Money Market Funds	0.4%
Cash & Other	0.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes and planned changes to the Fund. For more complete information, you may review the Fund’s prospectus and supplements thereto upon request at 1-855-839-2800.
Effective October 1, 2024, Mr. Brent S. Miller, CFA, has been added as a portfolio manager of the Fund. On or around June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund, will retire. The Fund will continue to be managed by Kevin V. Earley and Brent S. Miller.

Updated Prospectus Phone Number	1-855-839-2800
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Small Cap Fund
Class Name	Mairs & Power Small Cap Fund
Trading Symbol	MSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/small-cap-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund underperformed the benchmark, S&P SmallCap 600 Total Return Index, during 2024, but stock selection remained a positive contributor to relative performance, giving us confidence in our philosophy and process. However, stock selection was more than offset by sector allocation. Market conditions showed improvement in fundamentals, but lingering effects stemming from post-pandemic excess inventory in several sectors resulted in stock volatility. Our long-term investment horizon led us to look through these conditions and stay invested in several Industrials, Consumer Discretionary, Health Care, and Consumer Staples stocks, each of which experienced inventory cycles that impacted growth and performance. Positive stock selection in Financials, Technology, and Materials was partially offset by weak selection in Industrials, Consumer Discretionary, and Health Care. Our focus on fundamentals and valuation led us to add to several positions in Financials and Industrials, as well as stay underweight Consumer Discretionary and Energy, decisions which benefited relative performance. Additional commentary is available on the Fund’s website.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Small Cap Fund	7.25	7.04	7.54
S&P 500 Total Return Index	25.02	14.53	13.10
Russell 2000 Total Return Index	11.54	7.40	7.82
S&P SmallCap 600 Total Return Index	8.70	8.36	8.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
Net Assets	$ 311,107,086
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 2,539,182
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$311,107,086
Number of Holdings	41
Net Advisory Fee	$2,539,182
Portfolio Turnover	14%
30-Day SEC Yield	0.03%

Holdings [Text Block]

Top Holdings	(%)
John Bean Technologies Corp.	5.3%
AZEK Co., Inc.	4.3%
Plexus Corp.	4.1%
Knife River Corp.	4.0%
Hub Group, Inc. - Class A	4.0%
Casey’s General Stores, Inc.	3.7%
Workiva, Inc.	3.7%
AAR Corp.	3.7%
Littelfuse, Inc.	3.5%
Medpace Holdings, Inc.	3.4%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.2%
Cash & Other	-0.1%

Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Minnesota Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Mairs & Power Minnesota Municipal Bond ETF
Class Name	Mairs & Power Minnesota Municipal Bond ETF
Trading Symbol	MINN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	1-855-839-2800
Additional Information Website	mairsandpower.com/funds/mn-muni-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund slightly underperformed its benchmark index in 2024 but continues to execute the strategy of buying mostly higher-quality credits for the long term. The Fund’s portfolio shows a clear preference for local bonds, seen through more than half of the portfolio invested in unlimited tax general obligation securities and about 10% in state general obligation bonds. The Fund remains highly selective in the higher yielding, lower quality municipal universe, with a small allocation to this subset of municipal debt. The Fund’s duration to worst has moved slightly short to the index with plans to keep investing in the 20 year and lower maturity range. Overall, the Fund’s emphasis on AA equivalent and higher rated credits would position it relatively well should there be an economic reversal. Additional commentary is available on the Fund’s website.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/11/2021)
Mairs & Power Minnesota Municipal Bond ETF	0.38	-1.62
Bloomberg Municipal Bond Index: Minnesota	0.72	-0.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
Net Assets	$ 23,339,785
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 49,999
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,339,785
Number of Holdings	113
Net Advisory Fee	$49,999
Portfolio Turnover	45%
Weighted Average Maturity	10.1 years
Effective Duration	6.02 years
30-Day SEC Yield	3.19%
Average Credit Quality	AA

Holdings [Text Block]

Top 10 Issuers	(%)
State of Minnesota	11.3%
Minnesota Higher Education Facilities Authority	5.6%
University of Minnesota	3.2%
City of Northfield MN	2.6%
Forest Lake Independent School District No 831	2.2%
St Paul Independent School District No 625	2.1%
County of Wright MN	2.1%
City of St Cloud MN	1.9%
City of Apple Valley MN	1.8%
Housing & Redevelopment Authority of The City of St Paul Minnesota	1.8%

Security Type	(%)
Municipal Bonds	98.6%
Money Market Funds	0.1%
Cash & Other	1.3%

Credit Breakdown*	(%)
AAA	29.9%
AA	49.3%
A	13.0%
BBB & Lower	4.0%
Unrated	1.8%
Cash & Cash Equivalent	2.0%
[2]
Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain planned changes to the Fund. For more complete information, you may review the Fund’s prospectus and supplement thereto upon request at 1-855-839-2800.
On or around June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund, will retire. The Fund will continue to be managed by Brent S. Miller, the Fund’s lead portfolio manager.

Updated Prospectus Phone Number	1-855-839-2800
Updated Prospectus Web Address	mairsandpower.com/funddocuments

[1]
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.

[2]
*	Mairs & Power uses lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.